Expense Example, No Redemption - Centerstone Investors Fund	Jul. 28, 2025 USD ($)
Centerstone Investors Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 635
Expense Example, No Redemption, 3 Years	937
Expense Example, No Redemption, 5 Years	1,278
Expense Example, No Redemption, 10 Years	2,237
Centerstone Investors Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	689
Expense Example, No Redemption, 5 Years	1,202
Expense Example, No Redemption, 10 Years	2,612
Centerstone Investors Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	382
Expense Example, No Redemption, 5 Years	683
Expense Example, No Redemption, 10 Years	$ 1,541